LOSS (PROFIT) PER SHARE	12 Months Ended
Dec. 31, 2018
Text block [abstract]
LOSS (PROFIT) PER SHARE
17.	LOSS (PROFIT) PER SHARE

Basic net income per share provides a measure of the interests of each ordinary common share in the Company’s performance over the year. Diluted net income per share adjusts basic net income per share for the effect of all dilutive potential common shares.

	2018	2017
Basic loss (profit) per share
Loss (profit) attributable to common shareholders	$(2,269,689)	$56,038,329

Weighted average number of common shares	345,868,725	321,921,938

Basic loss (profit) per share	$(0.01)	$0.17

Diluted loss (profit) per share
Loss (profit) available to common shareholders	$(2,269,689)	$56,038,329
Interest expense on convertible debentures	11,954,146	—
Mark to market gain on convertible debentures	(32,578,261)	—

Diluted Loss (profit) available to common shareholders (diluted)	$22,893,804	$56,038,329

Weighted average number of common shares	345,868,725	321,921,938
Effect of conversion of convertible debentures	48,083,337	—
Effect of share options on issue	19,431,991	—

Weighted average number of common shares (diluted) at December 31	413,384,053	321,921,938

Diluted loss (profit) per common shares	$0.06	$0.17

At December 31, 2018, 16,350,000 options (2017: nil) were excluded from the diluted weighted-average number of common shares calculation because their effect would have been anti-dilutive